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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04362

Columbia Mid Cap Growth Fund, Inc.
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	8/31/06

Date of reporting period:	11/30/05

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

November 30, 2005 (Unaudited)	Columbia Mid Cap Growth Fund

		Shares	Value ($)*
Common Stocks – 96.9%

CONSUMER DISCRETIONARY – 19.6%
Auto Components – 0.5%
	Autoliv, Inc.	94,480	4,134,445
	Auto Components Total		4,134,445
Diversified Consumer Services – 0.4%
	Education Management Corp. (a)	97,736	3,298,590
	Diversified Consumer Services Total		3,298,590
Hotels, Restaurants & Leisure – 5.6%
	Applebee’s International, Inc.	242,830	5,565,664
	Brinker International, Inc.	88,390	3,507,315
	Cheesecake Factory, Inc. (a)	213,020	7,805,053
	Harrah’s Entertainment, Inc.	57,028	3,883,036
	Hilton Hotels Corp.	275,990	6,049,701
	Marriott International, Inc., Class A	72,970	4,714,592
	Scientific Games Corp., Class A (a)	31,300	886,729
	Starwood Hotels & Resorts Worldwide, Inc.	69,000	4,174,500
	Wendy’s International, Inc.	68,050	3,455,579
	Yum! Brands, Inc.	163,400	7,972,286
	Hotels, Restaurants & Leisure Total		48,014,455
Household Durables – 1.1%
	Centex Corp.	28,770	2,067,124
	D.R. Horton, Inc.	96,086	3,405,288
	Fortune Brands, Inc.	55,810	4,350,948
	Household Durables Total		9,823,360
Internet & Catalog Retail – 0.6%
	NetFlix, Inc. (a)	177,860	4,898,264
	Internet & Catalog Retail Total		4,898,264
Leisure Equipment & Products – 0.9%
	Marvel Entertainment, Inc. (a)	235,730	3,835,327
	SCP Pool Corp.	95,170	3,704,968
	Leisure Equipment & Products Total		7,540,295
Media – 3.5%
	Cablevision Systems Corp. (a)	162,400	3,842,384
	Getty Images, Inc. (a)	51,090	4,664,006
	Grupo Televisa SA, ADR	79,170	6,286,098
	Lamar Advertising Co., Class A (a)	68,010	3,152,264
	XM Satellite Radio Holdings, Inc., Class A (a)	428,725	12,544,493
	Media Total		30,489,245

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Specialty Retail – 5.6%
	Abercrombie & Fitch Co., Class A	151,940	9,316,961
	Chico’s FAS, Inc. (a)	405,580	17,890,134
	Children’s Place Retail Stores, Inc. (a)	69,820	3,463,072
	GameStop Corp., Class A (a)	159,800	5,375,672
	PETsMART, Inc.	167,290	3,984,848
	Urban Outfitters, Inc. (a)	275,163	8,491,530
	Specialty Retail Total		48,522,217
Textiles, Apparel & Luxury Goods – 1.4%
	Coach, Inc. (a)	358,750	12,351,762
	Textiles, Apparel & Luxury Goods Total		12,351,762
	CONSUMER DISCRETIONARY TOTAL		169,072,633
CONSUMER STAPLES – 2.2%
Food & Staples Retailing – 0.6%
	Whole Foods Market, Inc.	34,250	5,044,340
	Food & Staples Retailing Total		5,044,340
Food Products – 0.9%
	H.J. Heinz Co.	92,350	3,206,392
	Tyson Foods, Inc., Class A	262,400	4,416,192
	Food Products Total		7,622,584
Personal Products – 0.5%
	Alberto-Culver Co.	65,600	2,852,288
	Estee Lauder Companies, Inc., Class A	63,080	2,082,271
	Personal Products Total		4,934,559
Tobacco – 0.2%
	UST, Inc.	40,670	1,569,049
	Tobacco Total		1,569,049
	CONSUMER STAPLES TOTAL		19,170,532
ENERGY – 10.6%
Energy Equipment & Services – 4.2%
	BJ Services Co.	121,400	4,449,310
	Diamond Offshore Drilling, Inc.	66,040	4,132,783
	FMC Technologies, Inc. (a)	176,270	7,242,934
	Grant Prideco, Inc. (a)	103,200	3,961,848
	Hanover Compressor Co. (a)	6,061	81,945
	Nabors Industries Ltd. (a)	67,670	4,737,577
	National-Oilwell Varco, Inc. (a)	64,700	3,922,114
	Smith International, Inc.	193,360	7,307,074
	Energy Equipment & Services Total		35,835,585

		Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Oil, Gas & Consumable Fuels – 6.4%
	Chesapeake Energy Corp.	110,440	3,197,238
	EOG Resources, Inc.	144,570	10,372,898
	Massey Energy Co.	157,300	5,969,535
	Peabody Energy Corp.	82,520	6,507,527
	Southwestern Energy Co. (a)	263,920	8,991,754
	Teekay Shipping Corp.	175,500	7,439,445
	Tesoro Corp.	64,000	3,524,480
	XTO Energy, Inc.	231,950	9,438,046
	Oil, Gas & Consumable Fuels Total		55,440,923
	ENERGY TOTAL		91,276,508
FINANCIALS – 6.9%
Capital Markets – 3.9%
	Affiliated Managers Group, Inc. (a)	90,830	7,161,037
	E*TRADE Financial Corp. (a)	281,180	5,488,634
	Lazard Ltd., Class A	272,300	8,522,990
	Legg Mason, Inc.	46,260	5,673,789
	T. Rowe Price Group, Inc.	97,200	6,993,540
	Capital Markets Total		33,839,990
Commercial Banks – 1.6%
	East West Bancorp, Inc.	174,520	6,603,837
	Wintrust Financial Corp.	9,923	557,474
	Zions Bancorporation	85,630	6,476,197
	Commercial Banks Total		13,637,508
Diversified Financial Services – 0.8%
	Chicago Mercantile Exchange Holdings, Inc.	18,056	6,394,532
	Diversified Financial Services Total		6,394,532
Insurance – 0.6%
	Ambac Financial Group, Inc.	67,610	5,185,011
	Insurance Total		5,185,011
Thrifts & Mortgage – 0.0%
	Ocean West Holding Corp. (a)	100	200
	Thrifts & Mortgage Total		200
	FINANCIALS TOTAL		59,057,241
HEALTH CARE – 17.9%
Biotechnology – 2.7%
	Amylin Pharmaceuticals, Inc. (a)	158,420	5,926,492
	Celgene Corp. (a)	41,500	2,528,180
	Invitrogen Corp. (a)	25,600	1,706,240
	MedImmune, Inc. (a)	120,500	4,327,155

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Biotechnology – (continued)
	Nektar Therapeutics (a)	206,470	3,472,825
	Neurocrine Biosciences, Inc. (a)	86,855	5,169,610
	Biotechnology Total		23,130,502

Health Care Equipment & Supplies – 4.6%
	Biomet, Inc.	177,169	6,310,760
	DENTSPLY International, Inc.	59,480	3,308,872
	Gen-Probe, Inc. (a)	138,510	6,395,007
	ResMed, Inc. (a)	137,204	5,597,923
	Thermo Electron Corp. (a)	199,510	6,154,884
	Varian Medical Systems, Inc. (a)	163,830	8,325,841
	Waters Corp. (a)	98,310	3,856,701
	Health Care Equipment & Supplies Total		39,949,988
Health Care Providers & Services – 7.2%
	Cerner Corp. (a)	52,020	5,014,728
	Community Health Systems, Inc. (a)	116,570	4,673,291
	Coventry Health Care, Inc. (a)	186,490	11,109,209
	DaVita, Inc. (a)	175,225	9,197,560
	Health Management Associates, Inc., Class A	140,060	3,280,205
	Henry Schein, Inc. (a)	82,760	3,529,714
	Humana, Inc. (a)	139,500	6,393,285
	Laboratory Corp. of America Holdings (a)	123,160	6,390,773
	Lincare Holdings, Inc. (a)	48,300	2,073,519
	Medco Health Solutions, Inc. (a)	63,780	3,421,797
	Quest Diagnostics, Inc.	68,730	3,442,686
	United Surgical Partners International, Inc. (a)	97,535	3,385,440
	Health Care Providers & Services Total		61,912,207
Pharmaceuticals – 3.4%
	Allergan, Inc.	72,460	7,246,000
	Endo Pharmaceuticals Holdings, Inc. (a)	159,680	4,777,625
	Forest Laboratories, Inc. (a)	79,750	3,115,832
	Medicis Pharmaceutical Corp., Class A	90,060	2,873,815
	Shire Pharmaceuticals Group PLC, ADR	107,000	3,909,780

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – (continued)
	Teva Pharmaceutical Industries Ltd., ADR	176,626	7,220,471
	Pharmaceuticals Total		29,143,523
	HEALTH CARE TOTAL		154,136,220
INDUSTRIALS – 12.5%
Aerospace & Defense – 2.1%
	Armor Holdings, Inc. (a)	91,540	4,017,691
	L-3 Communications Holdings, Inc.	81,770	6,091,865
	Rockwell Collins, Inc.	171,820	7,852,174
	Aerospace & Defense Total		17,961,730
Air Freight & Logistics – 1.5%
	C.H. Robinson Worldwide, Inc.	188,240	7,614,308
	UTI Worldwide, Inc.	58,940	5,734,273
	Air Freight & Logistics Total		13,348,581
Airlines – 0.6%
	Southwest Airlines Co.	316,570	5,223,405
	Airlines Total		5,223,405
Commercial Services & Supplies – 4.1%
	ChoicePoint, Inc. (a)	182,570	7,892,501
	Cintas Corp.	75,090	3,358,025
	Corporate Executive Board Co.	147,930	12,797,424
	Robert Half International, Inc.	301,800	11,546,868
	Commercial Services & Supplies Total		35,594,818
Construction & Engineering – 0.4%
	Jacobs Engineering Group, Inc. (a)	53,870	3,499,934
	Construction & Engineering Total		3,499,934
Electrical Equipment – 1.1%
	Rockwell Automation, Inc.	130,780	7,379,915
	Roper Industries, Inc.	45,500	1,792,700
	Electrical Equipment Total		9,172,615
Machinery – 2.1%
	Joy Global, Inc.	180,675	9,555,901
	Terex Corp. (a)	138,425	8,529,748
	Machinery Total		18,085,649

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Road & Rail – 0.6%
	Landstar System, Inc.	116,730	5,024,059
	Road & Rail Total		5,024,059
	INDUSTRIALS TOTAL		107,910,791
INFORMATION TECHNOLOGY – 17.3%
Communications Equipment – 1.7%
	Comverse Technology, Inc. (a)	339,770	8,905,372
	F5 Networks, Inc. (a)	50,100	2,646,783
	Harris Corp.	58,730	2,618,183
	Communications Equipment Total		14,170,338
Computers & Peripherals – 0.4%
	SanDisk Corp. (a)	66,710	3,406,213
	Computers & Peripherals Total		3,406,213
Electronic Equipment & Instruments – 0.5%
	Trimble Navigation Ltd. (a)	137,600	4,483,008
	Electronic Equipment & Instruments Total		4,483,008
Internet Software & Services – 0.6%
	VeriSign, Inc. (a)	225,750	5,018,422
	Internet Software & Services Total		5,018,422
IT Services – 3.9%
	Affiliated Computer Services, Inc., Class A (a)	60,630	3,381,941
	Alliance Data Systems Corp. (a)	212,220	8,185,325
	Cognizant Technology Solutions Corp., Class A (a)	176,060	8,554,756
	Fiserv, Inc. (a)	74,170	3,375,477
	Global Payments, Inc.	130,000	5,691,400
	Paychex, Inc.	111,890	4,745,255
	IT Services Total		33,934,154
Semiconductors & Semiconductor Equipment – 5.8%
	Advanced Micro Devices, Inc. (a)	109,700	2,871,946
	Broadcom Corp., Class A (a)	418,910	19,496,071
	Intersil Corp., Class A	158,300	4,060,395
	Marvell Technology Group Ltd. (a)	196,680	10,923,607
	MEMC Electronic Materials, Inc. (a)	191,670	4,289,575
	National Semiconductor Corp.	170,650	4,416,422
	NVIDIA Corp. (a)	103,710	3,751,191
	Semiconductors & Semiconductor Equipment Total		49,809,207

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Software – 4.4%
	Amdocs Ltd. (a)	153,560	4,058,591
	Autodesk, Inc.	109,539	4,569,967
	Check Point Software Technologies Ltd. (a)	205,170	4,368,069
	Citrix Systems, Inc. (a)	259,330	7,038,216
	Hyperion Solutions Corp. (a)	94,970	5,028,661
	McAfee, Inc. (a)	79,050	2,198,381
	Mercury Interactive Corp. (a)	115,150	3,201,170
	NAVTEQ (a)	170,650	7,167,300
	Software Total		37,630,355
	INFORMATION TECHNOLOGY TOTAL		148,451,697
MATERIALS – 4.9%
Chemicals – 1.8%
	Ecolab, Inc.	101,500	3,376,905
	Potash Corp. of Saskatchewan, Inc.	160,390	11,732,528
	Chemicals Total		15,109,433
Construction Materials – 1.0%
	Cemex SA de CV, ADR	79,100	4,453,330
	Eagle Materials, Inc.	36,100	4,147,890
	Construction Materials Total		8,601,220
Metals & Mining – 2.1%
	Allegheny Technologies, Inc.	58,100	1,916,138
	Freeport-McMoRan Copper & Gold, Inc., Class B	130,380	6,794,102
	Inco Ltd.	75,460	3,319,485
	Phelps Dodge Corp.	47,580	6,455,179
	Metals & Mining Total		18,484,904
	MATERIALS TOTAL		42,195,557
TELECOMMUNICATION SERVICES – 4.0%
Wireless Telecommunication Services – 4.0%
	American Tower Corp., Class A (a)	453,317	12,371,021
	Crown Castle International Corp. (a)	253,890	6,956,586
	Millicom International Cellular SA (a)	340,730	7,850,419
	NII Holdings, Inc. (a)	96,920	4,211,174

		Shares	Value ($)
Common Stocks – (continued)
TELECOMMUNICATION SERVICES – (continued)
Wireless Telecommunication Services – (continued)
	VimpelCom, ADR (a)	68,530	3,106,465
	Wireless Telecommunication Services Total		34,495,665
	TELECOMMUNICATION SERVICES TOTAL		34,495,665
UTILITIES – 1.0%
Independent Power Producers & Energy Traders – 1.0%
	AES Corp. (a)	541,110	8,533,305
	Independent Power Producers & Energy Traders Total		8,533,305
	UTILITIES TOTAL		8,533,305
	Total Common Stocks (cost of $660,539,376)		834,300,149

		Par($)
Short-Term Obligation – 3.0%
	Repurchase agreement with State Street Bank & Trust Co., dated 11/30/05, due 12/01/05 at 3.850%, collateralized by a U.S. Treasury Bond maturing 11/15/13, market value of $26,860,950 (repurchase proceeds $26,334,816)	26,332,000	26,332,000

	Total Short-Term Obligation (cost of $26,332,000)		26,332,000

	Total Investments – 99.9% (cost of $686,871,376)(b)(c)		860,632,149

	Other Assets & Liabilities, Net – 0.1%		495,053

	Net Assets – 100.0%		861,127,202

Notes to Investment Portfolio:
* Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a) Non-income producing security.

(b) Cost for federal income tax purposes is $686,871,376.

(c) Unrealized appreciation and depreciation at November 30, 2005 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation

$186,472,721	$(12,711,948)	$173,760,773

Acronym	Name
ADR	American Depositary Receipt

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer, based on his evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, has concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Mid Cap Growth Fund, Inc.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	January 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	January 25, 2006

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	January 25, 2006